Subsequent Events (Detail Textuals) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Aug. 05, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Number of shares called by issuing warrants					6,000,000
Exercise price of warrants		$ 1.19		$ 1.19	$ 0.75	$ 1.29	$ 1.71
Proceeds from exercise of warrants for common stock		$ 1
Subsequent Event | Securities Purchase Agreement | Series D Convertible Preferred Stock
Subsequent Event [Line Items]
Shares issued during period	220
Stated value per share of preferred stock	$ 5,000
Shares issued upon conversion	2,750,000
Stated dividend rate	5.00%
Subsequent Event | Securities Purchase Agreement | Common Stock
Subsequent Event [Line Items]
Number of shares called by issuing warrants	3,440,000
Exercise price of warrants	$ 0.40
Proceeds from exercise of warrants for common stock	$ 1,100
Common stock conversion price per share	$ 0.40